Summary of Significant Accounting Policies - Electricity revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue recognition
Net revenues	$ 5,595,107	$ 5,993,409	$ 7,613,626
Electricity
Revenue recognition
Total net revenues	137,631	89,170	48,115
Operating lease income	$ 3,619	$ 3,987	$ 4,434
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Net revenues	Net revenues	Net revenues
Net revenues	$ 134,012	$ 85,183	$ 43,681
Manufacturing Segment | Electricity
Revenue recognition
Total net revenues	12,869	5,697	3,273
Recurrent Energy Segment | Electricity
Revenue recognition
Total net revenues	$ 124,762	$ 83,473	$ 44,842